ORGANIZATION AND PLANS OF BUSINESS OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RESTATEMENT ADJUSTMENT AND OTHER IMMATERIAL ADJUSTMENTS
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RESTATEMENT ADJUSTMENT AND OTHER IMMATERIAL ADJUSTMENTS

Combined Statement of Operations
(in thousands)

For the year ended March 31, 2022

	As Previously Reported	Adjustments		As Restated
Revenue	$48,979	$59	2	$49,038
Cost of sales	$22,750	$1,514	1	$24,264
Gross Profit	$26,229	$(1,455)	1,2	$24,774
Selling and administrative expense	$27,633	$(357)	1	$27,276
Total operating expenses	$35,589	$(357)	1	$35,232
Operating Loss	$(9,360)	$(1,098)	1,2	$(10,458)
Loss before income taxes	$(10,259)	$(1,098)	1,2	$(11,357)
Net loss	$(10,955)	$(1,098)	1,2	$(12,053)

Combined Balance Sheet
(in thousands)

As of March 31, 2022

	As Previously Reported	Adjustments		As Restated
Accounts receivables, net	$6,385	$59	2	$6,444
Inventories, net	$5,559	$(767)	1	$4,792
Total current assets	$26,142	$(708)	1,2	$25,434
Total assets	$34,729	$(708)	1,2	$34,021
Accounts payable	$4,988	$(1,408)	2	$3,580
Advance payments from customers	$-	$4,211	2	$4,211
Accrued expenses and other current liabilities	$10,749	$(2,696)	1,2	$8,053
Total current liabilities	$48,735	$107	1	$48,842
Total liabilities	$60,336	$107	1	$60,443
Net parent company investment	$(30,031)	$(472)	1,2	$(30,503)
Accumulated other comprehensive income	$4,424	$(343)	1,2	$4,081
Total (deficit)	$(25,607)	$(815)	1,2	$(26,422)
Total liabilities and (deficit)	$34,729	$(708)	1,2	$34,021

Combined Statement of Comprehensive Loss
(in thousands)

For the year ended March 31, 2022

	As Previously Reported	Adjustments		As Restated
Net Loss	$(10,955)	$(1,098)	1,2	$(12,053)
Foreign currency translation adjustments, net of tax	$407	$283	1	$690
Other comprehensive income	$1,712	$283	1	$1,995
Comprehensive loss	$(9,243)	$(815)	1	$(10,058)

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

Combined Statement of Changes in Equity (Deficit)
(in thousands)

For the year ended March 31, 2022

	Net Parent Company Investment			Accumulated Other Comprehensive Income
	As Previously Reported	Adjustments	As Restated	As Previously Reported	Adjustments	As Restated
Balance, March 31, 2020	$(8,046)	$626	$(7,420)	$330	$(626)	$(296)
Balance, March 31, 2021	$(18,897)	$626	$(18,271)	$2,712	$(626)	$2,086
Net Loss	$(10,955)	$(1,098)	$(12,053)	$-	$-	$-
Other comprehensive income, net of tax	$-	$-	$-	$1,712	$283	$1,995
Balance, March 31, 2022	$(30,031)	$(472)	$(30,503)	$4,424	$(343)	$4,081

Combined Statement of Cash Flow
(in thousands)

For the year ended March 31, 2022

	As Previously Reported	Adjustments		As Restated
Net loss	$(10,955)	$(1,098)	1,2	$(12,053)
Pension income	$1,013	$(1,295)	2	$(282)
Accounts receivables, net	$3,521	$(59)	2	$3,462
Inventories	$2,421	$768	1	$3,189
Accounts payable	$(339)	$(770)	2	$(1,109)
Other Liabilities	$(677)	$1,576	1,2	$899
Advance payments from customers	$-	$3,063	2	$3,063
Accrued expense and other current liabilities	$838	$(2,185)	1,2	$(1,347)
Net cash used in operating activities	$(744)	$-		$(744)